Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Syncona | Accounting and Professional Services
Related Party Transaction [Line Items]
Fees	$ 0.1	$ 0.1